SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	$ 5,155		$ 5,155		$ 9,368
Estimated Fair Value	5,158		5,158		9,449
Deposit / (Withdraw)			(4,516)
Dividends, Interest and Income			222
Gross Unrealized Gains / (Losses)	(9)	$ 51	3	$ 94
Fixed Income Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	5,069		5,069		9,289
Estimated Fair Value	5,072		5,072		9,370
Deposit / (Withdraw)			(4,523)
Dividends, Interest and Income			222
Gross Unrealized Gains / (Losses)			3
Investment Certificate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	86		86		79
Estimated Fair Value	$ 86		86		$ 79
Deposit / (Withdraw)			7
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)